Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings
13.	Short-term borrowings

The breakdown of short-term borrowings due to financial institutions, together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2011	2010
Advances from financial institutions:
At fixed interest rates	1,005,357	1,000,400
At floating interest rates	318,109	95,000
Total short-term borrowings	1,323,466	1,095,400
Average outstanding balance during the year	1,100,059	541,978
Maximum balance at any month-end	1,323,466	1,095,400
Range of fixed interest rates on borrowings in U.S. dollars	0.84% to 2.64%	0.69% to 1.65%
Range of floating interest rates on borrowings in U.S. dollars	1.11% to 2.01%	0.85% to 1.29%
Fixed interest rate on borrowings in Euros	2.98%	-
Fixed interest rate on borrowings in Renminbis	6.65%	-
Floating interest rate on borrowings in Mexican pesos	5.70%	-
Weighted average interest rate at end of the year	1.84%	1.13%
Weighted average interest rate during the year	1.22%	1.20%